Shares Held by the ESOP Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Employee Stock Ownership Plan (ESOP), Shares in ESOP [Abstract]
Allocated shares	1,374	1,372
Unreleased shares	76	124
Fair value of unreleased shares	$ 13,218	$ 12,841